SHARE-BASED COMPENSATION (Option Activity) (Details)	6 Months Ended
	Jun. 30, 2018 USD ($) $ / shares shares
Number of options
Options and RSUs outstanding at beginning of period	252,695
Options granted	4,786
RSUs granted
Options exercised
RSUs vested	(3,218)
RSUs forfeited	(19,201)
Options forfeited	(96,333)
Options and RSUs outstanding at end of period	138,729
Options exercisable at end of period	99,570
Weighted average of exercise price
Outstanding at the beginning of the year | $ / shares	$ 46.32	[1]
Granted | $ / shares	10.44
Exercised | $ / shares
Forfeited | $ / shares	48.44
Outstanding at the end of the year | $ / shares	42.99	[1]
Exercisable at the end of the year | $ / shares	$ 46.50
Average remaining contractual life
Outstanding at beginning of period	7 years 1 month 9 days	[2]
Outstanding at end of period	6 years 29 days	[2]
Exercisable at end of period	5 years 22 days	[2]
Aggregate intrinsic value
Outstanding at beginning of period | $		[3]
Outstanding at end of period | $		[3]
Exercisable at end of period | $		[3]

[1]	Based on 116,659 outstanding options at June 30, 2018.
[2]	Calculation of weighted average remaining contractual term does not include the RSUs that were granted, which have an indefinite contractual term.
[3]	The aforementioned options are out of the money.